Share capital	3 Months Ended
Mar. 31, 2019
Share Capital
NOTE 3 - Share capital

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

In the first quarter of 2019, the Corporation completed one private placement to an accredited investor for a total of $5,000,000. A total of 2,500,000 common shares were issued at $2.00 per share and 2,500,000 warrants were issued connecting with the share issuance.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of March 31, 2019, 1,760,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the three-month period ended March 31, 2019 and for options outstanding and exercisable at the end of the three-month period ended March 31, 2019, the weighted average exercise price and the weighted average years to expiration.

Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2018	5,740,000	$1.76	6.37
Expired	–	–
Cancelled	–	–	–
Granted	–	–
Outstanding, March 31, 2019	5,740,000	$1.76	6.13
Options exercisable	5,740,000	$1.76	6.13

(c) Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees

	Three months
	ended March 31,
Employee expense	2019	2018
Stock and stock option compensation granted in
2015	677,434	1,006,805
2018	13,038	–
Total stock-based compensation expense recognized	$690,472	$1,006,805

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three months
	ended March 31,
	2019	2018
Stock-based compensation pertaining to general and administrative expenses	$338,717	$503,402
Stock-based compensation pertaining to research and development expenses	351,755	503,403
Total	$690,472	$1,006,805

No options were granted during the three-month period ended March 31, 2019 and 2018.

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement referred to in note 3 (b). Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five years term. The warrant was valued at $200,000 and recorded as part of Additional paid in capital.